Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 North America Services	Dec. 31, 2011 North America Services	Dec. 31, 2010 North America Services	Dec. 31, 2012 International Services	Dec. 31, 2011 International Services	Dec. 31, 2012 Merchant Services	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	Dec. 31, 2011 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions	Dec. 31, 2011 TSYS Merchant Solutions Merchant Services	Dec. 31, 2011 Infonox	Dec. 31, 2011 Infonox Merchant Services	Dec. 31, 2012 Central Payment Co., LLC	Dec. 31, 2012 Central Payment Co., LLC Merchant Services	Dec. 31, 2012 ProPay	Dec. 31, 2012 ProPay Merchant Services
Goodwill [Line Items]
Beginning Balance	$ 355,498	$ 320,399	$ 70,614	$ 70,614	$ 70,614	$ 33,369	$ 33,188	$ 413,605	$ 251,515	$ 216,597		$ 155,496
Purchase price allocation											28,918		28,918			68,570	68,570	93,520	93,520
Infonox additional purchase consideration														6,000	6,000
Currency translation adjustments	756	181				756	181
Ending Balance	$ 518,344	$ 355,498	$ 70,614	$ 70,614	$ 70,614	$ 34,125	$ 33,369	$ 413,605	$ 251,515	$ 216,597		$ 155,496